Earnings Per Share - Summary of Adjusted Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Adjustments to reconcile profit (loss) to numerator used in calculating basic earnings per share [abstract]
Basic earnings/(loss) per share	£ 3,026	£ (14,412)	£ 6,617
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	2,318	27,816	285
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles	(522)	(5,390)	(67)
Effect of impairment charges in respect of property, plant and equipment	149	0	0
Tax and non-controlling interests on impairment charges in respect of property, plant and equipment	(48)	0	0
Effect of settlement of historical litigation in relation to the Fox River	(132)	0	0
Tax on settlement of historical litigation in relation to the Fox River	22	0	0
Net effect of excise and VAT cases	0	(167)	(460)
Tax on excise and VAT cases	0	41	72
Effect of the ongoing litigation in Canada	6,203	0	0
Tax on the ongoing litigation in Canada	(1,644)	0	0
Effect of disposal of subsidiaries	0	546	(6)
Effect of Romania and Brazil other taxes	449	47	0
Tax on Romania and Brazil other taxes	(2)	(16)	0
Effect of charges in respect of DOJ and OFAC investigations	4	75	450
Effect of planned disposal of subsidiaries	0	(195)	612
Tax on planned disposal of subsidiaries	0	0	(10)
Effect of restructuring and integration costs	0	(2)	771
Tax and non-controlling interests on restructuring and integration costs	0	(3)	(116)
Other adjusting items	163	96	233
Tax effect on other adjusting items	(44)	(22)	(37)
Effect of early repurchase of bonds	(590)	29	0
Tax effect of early repurchase of bonds	141	(8)	0
Effect of interest on FII GLO settlement and other	99	67	34
Tax effect of interest on FII GLO settlement and other	(26)	(18)	(6)
Effect of gains related to the partial divestment of shares held in ITC	(1,361)	0	0
Capital gains tax and deferred tax associated with the partial divestment of shares held in ITC	36	0	0
Effect of associates' adjusting items net of tax	(18)	(8)	92
Deferred tax relating to changes in tax rates	(267)	(97)	(44)
Adjusting items in tax	110	24	0
Adjusted (loss)/earnings (basic)	£ 8,066	£ 8,403	£ 8,420
Basic earnings per share [abstract]
Basic earnings/(loss) per share (in GBP per share)	£ 1.367	£ (6.466)	£ 2.933
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles (in GBP per share)	1.047	12.479	0.126
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles per share (in GBP per share)	(0.236)	(2.418)	(0.030)
Effect of impairment charges in respect of fixed assets, including the Group's head office in London (in GBP per share)	0.067	0	0
Tax on impairment charges in respect of fixed assets, including the Group's head office in London (in GBP per share)	(0.022)	0	0
Effect of settlement of historical litigation in relation to the Fox River (in GBP per share)	(0.060)	0	0
Tax on settlement of historical litigation in relation to the Fox River (in GBP per share)	0.010	0	0
Effect of Brazil excise & VAT case (in GBP per share)	0	(0.075)	(0.204)
Tax on Brazil excise & VAT case (in GBP per share)	0	0.018	0.032
Effect of the ongoing litigation in Canada (in GBP per share)	2.802	0	0
Tax on the ongoing litigation in Canada (in GBP per share)	(0.743)	0	0
Effect of disposal of subsidiaries (in GBP per share)	0	0.245	(0.003)
Effect of excise and VAT disputes (in GBP per share)	0.203	0.021	0
Tax on excise and VAT disputes (in GBP per share)	(0.001)	(0.007)	0
Effect of charges in respect of DOJ and OFAC investigations (in GBP per share)	0.002	0.034	0.199
Effect of impairment on held-for-sale assets and associated costs (in GBP per share)	0	(0.087)	0.272
Tax effect of impairment of assets held-for-sale and associated costs (in GBP per share)	0	0	(0.004)
Effect of restructuring and integration costs (in GBP per share)	0	(0.001)	0.342
Tax and non-controlling interests on restructuring and integration costs (in GBP per share)	0	(0.001)	(0.051)
Other adjusting items (in GBP per share)	0.074	0.043	0.103
Tax effect on other adjusting items (in GBP per share)	(0.020)	(0.010)	(0.016)
Effect of early repurchase of bonds (in GBP per share)	(0.266)	0.013	0
Tax effect of early repurchase of bonds (in GBP per share)	0.064	(0.004)	0
Effect of interest on FII GLO settlement and other (in GBP per share)	0.045	0.030	0.015
Tax effect of interest on FII GLO settlement and other (in GBP per share)	(0.012)	(0.008)	(0.003)
Effect of gains related to the partial divestment of shares held in ITC (in GBP per share)	(0.615)	0	0
Capital gains tax and deferred tax associated with the partial divestment of shares held in ITC (in GBP per share)	0.016	0	0
Effect of associates' adjusting items net of tax (in GBP per share)	(0.008)	(0.004)	0.041
Deferred tax relating to changes in tax rates (in GBP per share)	(0.121)	(0.044)	(0.020)
Effect of adjusting items in tax (in GBP per share)	0.050	0.012	0
Adjusted (loss)/earnings per share (basic) (GBP per share)	£ 3.643	£ 3.770	£ 3.732
Adjustments to reconcile profit (loss) to numerator used in calculating diluted earnings per share [Abstract]
Diluted earnings/(loss) per share	£ 3,026	£ (14,412)	£ 6,617
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	2,318	27,816	285
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles	(522)	(5,390)	(67)
Effect of impairment charges in respect of property, plant and equipment	149	0	0
Tax and non-controlling interests on impairment charges in respect of property, plant and equipment	(48)	0	0
Effect of settlement of historical litigation in relation to the Fox River	(132)	0	0
Tax on settlement of historical litigation in relation to the Fox River	22	0	0
Net effect of excise and VAT cases	0	(167)	(460)
Tax on excise and VAT cases	0	41	72
Effect of the ongoing litigation in Canada	6,203	0	0
Tax on the ongoing litigation in Canada	(1,644)	0	0
Effect of disposal of subsidiaries	0	546	(6)
Effect of Romania and Brazil other taxes	449	47	0
Tax on Romania and Brazil other taxes	(2)	(16)	0
Effect of charges in respect of DOJ and OFAC investigations	4	75	450
Effect of planned disposal of subsidiaries	0	(195)	612
Tax on planned disposal of subsidiaries	0	0	(10)
Effect of restructuring and integration costs	0	(2)	771
Tax and non-controlling interests on restructuring and integration costs	0	(3)	(116)
Other adjusting items	163	96	233
Tax effect on other adjusting items	(44)	(22)	(37)
Effect of early repurchase of bonds	(590)	29	0
Tax effect of early repurchase of bonds	141	(8)	0
Effect of interest on FII GLO settlement and other	99	67	34
Tax effect of interest on FII GLO settlement and other	(26)	(18)	(6)
Effect of gains related to the partial divestment of shares held in ITC	(1,361)	0	0
Capital gains tax and deferred tax associated with the partial divestment of shares held in ITC	36	0	0
Effect of associates' adjusting items net of tax	(18)	(8)	92
Deferred tax relating to changes in tax rates	(267)	(97)	(44)
Adjusting items in tax	110	24	0
Adjusted (loss)/earnings (diluted)	£ 8,066	£ 8,403	£ 8,420
Diluted earnings per share [abstract]
Diluted (loss)/earnings per share (in GBP per share)	£ 1.360	£ (6.466)	£ 2.919
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles per share (in GBP per share)	1.042	12.479	0.126
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles per share (in GBP per share)	(0.235)	(2.418)	(0.030)
Effect of impairment charges in respect of fixed assets, including the Group's head office in London (in GBP per share)	0.067	0	0
Tax on impairment charges in respect of fixed assets, including the Group's head office in London (in GBP per share)	(0.022)	0	0
Effect of settlement of historical litigation in relation to the Fox River (in GBP per share)	(0.059)	0	0
Tax on settlement of historical litigation in relation to the Fox River (in GPB per share)	0.010	0	0
Effect of Brazil excise & VAT case per share (in GBP per share)	0	(0.075)	(0.203)
Tax on Brazil excise & VAT case per share (in GBP per share)	0	0.018	0.032
Effect of the ongoing litigation in Canada (in GPB per share)	2.789	0	0
Tax on the ongoing litigation in Canada (in GBP per share)	(0.739)	0	0
Effect of disposal of subsidiaries (in GBP per share)	0	0.245	(0.003)
Effect of Romania and Brazil other taxes (in GBP per share)	0.202	0.021	0
Tax on Romania and Brazil other taxes (in GBP per share)	(0.001)	(0.007)	0
Effect of charges in respect of DOJ and OFAC investigations (in GBP per share)	0.002	0.034	0.199
Effect of impairment on held-for-sale assets and associated costs (in GBP per share)	0	(0.087)	0.268
Tax on effect of disposal of subsidiaries Tax effect of impairment of assets held-for-sale and associated costs (in GBP per share)	0	0	(0.004)
Effect of restructuring and integration costs per share (in GBP per share)	0	(0.001)	0.340
Tax and non-controlling interests on restructuring and integration costs (in GBP per share)	0	(0.001)	(0.051)
Other adjusting items per share (in GBP per share)	0.073	0.043	0.103
Tax effect on other adjusting items (in GBP per share)	(0.020)	(0.010)	(0.016)
Effect of early repurchase of bonds (in GBP per share)	(0.265)	0.013	0
Tax effect of early repurchase of bonds (in GBP per share)	0.063	(0.004)	0
Effect of interest on FII GLO settlement and other (in GBP per share)	0.044	0.030	0.015
Tax effect of interest on FII GLO settlement and other (in GBP per share)	(0.012)	(0.008)	(0.003)
Effect of gains related to the partial divestment of shares held in ITC (in GBP per share)	(0.611)	0	0
Capital gains tax and deferred tax associated with the partial divestment of shares held in ITC (in GBP per share)	0.016	0	0
Effect of associates' adjusting items net of tax (in GBP per share)	(0.008)	(0.004)	0.041
Deferred tax relating to changes in tax rates (in GBP per share)	(0.120)	(0.044)	(0.019)
Effect of adjusting items in tax (in GBP per share)	0.049	0.012	0
Impact of dilution (in GBP pence per share)		(0.014)
Adjusted (loss)/earnings per share (diluted) (GBP per share)	£ 3.625	£ 3.756	£ 3.714